Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41079
Entity Registrant Name	CURRENC GROUP INC.
Entity Central Index Key	0001862935
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	410 North Bridge Road
Entity Address, City or Town	Spaces City Hall
Entity Address, Country	SG
Entity Address, Postal Zip Code	188726
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	CURR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	76,611,444
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	MRI Moores Rowland LLP
Auditor Firm ID	6955
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	410 North Bridge Road
Entity Address, City or Town	Spaces City Hall
Entity Address, Country	SG
Entity Address, Postal Zip Code	188726
City Area Code	+65
Local Phone Number	6407-7362
Contact Personnel Name	Alexander King Ong Kong
Contact Personnel Email Address	investors@currencgroup.com